Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes [Text Block]

Note 16 – Income Taxes

The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2012	2011	2010
Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$(85,262)	$15,836	$(21,182)
Income tax expense/(benefit) related to discontinued operations	93	(11,456)	(1,873)
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Cumulative effect of a change in accounting principle	-	-	(11,251)
Pension and postretirement plans	(2,875)	(15,084)	3,460
Unrealized gains/losses on investment securities available-for-sale	(7,525)	13,818	(12,453)
Share-based compensation	4,140	5,771	5,577
Total	$(91,429)	$8,885	$(37,722)

The components of income tax expense/(benefit) related to continuing operations for the years ended December 31, were as follows:

(Dollars in thousands)	2012	2011	2010
Current:
Federal	$(5,304)	$(29,507)	$(219,211)
State	(9,725)	6,196	(35,484)
Foreign	33	-	-
Deferred:
Federal	(59,417)	49,254	206,962
State	(10,848)	(10,107)	26,551
Foreign	(1)	-	-
Total	$(85,262)	$15,836	$(21,182)

A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 35% to the total income tax expense from continuing operations follows:

(Dollars in thousands)	2012	2011	2010
Federal income tax rate	35%	35%	35%
Tax computed at statutory rate	$(35,597)	$52,447	$18,114
Increase/(decrease) resulting from:
State income taxes	(4,234)	(2,542)	(5,806)
BOLI	(7,428)	(6,757)	(9,671)
Tax-exempt interest	(4,469)	(3,732)	(1,820)
Tax credits	(18,125)	(23,494)	(23,788)
Subsidiary liquidations	(6,733)	-	-
Other changes in unrecognized tax benefits	(8,981)	(3,884)	(3,582)
Other	305	3,798	5,371
Total	$(85,262)	$15,836	$(21,182)

Certain previously reported amounts have been reclassified to agree with current presentation.

A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax consequence is calculated by applying enacted statutory tax rates, applicable to future years, to these temporary differences. In order to support the recognition of the DTA, FHN's management must believe that the realization of the DTA is more likely than not. FHN evaluates the likelihood of realization of the DTA based on both positive and negative evidence available at the time, including (as appropriate) scheduled reversals of DTLs, projected future taxable income, tax planning strategies, and recent financial operations. Realization is dependent on generating sufficient taxable income prior to the expiration of the carryforwards attributable to the DTA. In projecting future taxable income, FHN incorporates assumptions including the amount of future state and federal pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates used to manage the underlying business.

As of December 31, 2012, the gross DTA is $500 million. The gross DTL is $169 million as of December 31, 2012. Management has assessed the ability to realize the gross DTA within the jurisdiction from which it arises based on positive and negative evidence and on the basis of this evaluation, a valuation allowance of $(69.7) million was recorded as of December 31, 2012. The valuation allowance is attributable to certain state net operating loss ("NOL") carryforwards of $(12.6) million and to capital loss carryforwards of $(57.1) million. The change in the valuation allowance during 2012 is primarily related to the capital loss carryforward from subsidiary liquidations. The negative impact on tax expense as a result of the increase in the valuation allowance offsets the deferred tax benefit recognized related to the capital loss carryforward. Management believes it is more likely than not that the benefit of the capital loss carryover to 2013 will not be realized, because there is uncertainty as to whether FHN will generate capital gains over the five year carryforward period. The DTA after the valuation allowance is $430.3 million as of December 31, 2012. Realization is dependent on generating sufficient taxable income prior to expiration of the loss carryforwards. Although realization is not assured, FHN believes that its ability to realize the $430.3 million DTA is more likely than not.

Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2012 and 2011 were as follows:

(Dollars in thousands)	2012	2011
Deferred tax assets:
Loss reserves	$103,701	$85,110
Employee benefits	132,906	117,593
Investment in partnerships	29,044	28,260
Foreclosed property	2,541	7,580
Accrued expenses	24,686	7,148
Capital loss carryforwards	58,453	-
Credit carryforwards	89,503	47,175
Federal NOL carryforwards	9,563	-
State NOL carryforwards	27,980	21,454
Unrecognized tax benefits	7,897	13,848
Other	13,715	17,898
Gross deferred tax assets	499,989	346,066
Valuation allowance	(69,692)	(6,718)
Deferred tax assets after valuation allowance	$430,297	$339,348
Deferred tax liabilities:
Capitalized mortgage servicing rights	$31,341	$38,515
Depreciation and amortization	47,681	39,753
Federal Home Loan Bank stock	17,388	17,285
Investment in debt securities (ASC 320)	35,175	42,700
Other intangible assets	25,187	22,368
Prepaid expenses	11,790	11,520
Other	473	1,364
Gross deferred tax liabilities	169,035	173,505
Net deferred tax asset	$261,262	$165,843

The total liability for unrecognized tax benefits ("UTB") at December 31, 2012 and December 31, 2011, was $17.6 million and $33.0 million, respectively. FHN is currently in audit in several jurisdictions. It is reasonably possible that the liability for UTB could decrease by approximately $10 million during 2013 if audits are completed and settled and if statutes expire as scheduled. FHN recognizes interest accrued and penalties related to UTB within income tax expense. FHN had approximately $4.5 million and $6.6 million accrued for the payment of interest as of December 31, 2012 and December 31, 2011, respectively.

The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2010	$38,398
Increases related to prior year tax positions	4,260
Settlements	(6,412)
Lapse of statute	(3,270)
Balance at December 31, 2011	$32,976
Increases related to prior year tax positions	250
Settlements	(5,202)
Lapse of statute	(10,386)
Balance at December 31, 2012	$17,638